Schedule of Loans Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 149,900	$ 149,900	$ 361,595
SBA Guaranteed PPP Loan [Member]
Short-Term Debt [Line Items]
Total			14,033
SBA Loan [Member]
Short-Term Debt [Line Items]
Total	149,900	149,900	149,900
Second Draw SBA Guaranteed PPP Loan [Member]
Short-Term Debt [Line Items]
Total			$ 197,662